Operating Segments (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash paid for capital expenditures, by segment
Payments to acquire property, plant, and equipment	$ 132.2	$ 155.2	$ 81.7
U.S. Information Services [Member]
Cash paid for capital expenditures, by segment
Payments to acquire property, plant, and equipment	86.5	99.6	46.9
International [Member]
Cash paid for capital expenditures, by segment
Payments to acquire property, plant, and equipment	29.8	30.1	17.1
Interactive [Member]
Cash paid for capital expenditures, by segment
Payments to acquire property, plant, and equipment	7.9	5.3	3.9
Corporate [Member]
Cash paid for capital expenditures, by segment
Payments to acquire property, plant, and equipment	$ 8.0	$ 20.2	$ 13.8